Financing Expenses (Income)	12 Months Ended
Dec. 31, 2017
Finance Expenses (Income) [Abstract]
Financing Expenses (Income)
Note 28 -	Financing Expenses (Income)

	Year ended December 31
	2015	2016	2017
	NIS	NIS	NIS

Interest and linkage differences from loans to an associate	(21)	-	-
Linkage and exchange rate differences, net	(7)	(19)	-
Income on bank deposits, investments and others	(17)	(20)	(8)
Change in fair value of financial assets measured at fair value through profit or loss	(27)	(29)	(7)
Income in respect of credit in sales, net of discount commission	(52)	(42)	(35)
Other financing income	(40)	(23)	(25)
Total financing income	(164)	(133)	(75)

Interest expenses on financial liabilities	695	924	503
Linkage and exchange rate differences, net	61	38	49
Change in contingent consideration in a business combination	-	55	(14)
Change in fair value of financial assets measured at fair value through profit or loss	13	24	43
Financing expenses for employee benefits, net	16	15	35
Reduction of the provision for assessor interest expenses	(76)	-	-
Other financing expenses	50	52	36
Total financing expenses	759	1,108	652

Financing expenses, net	595	975	577